Operating and Finance Leases (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 65,420	$ 39,871	$ 439,271
Operating cash outflows from finance lease	2,952		348
Financing cash outflows from finance lease	516		1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	15,441	722,423	722,423
Finance lease			$ 56,770